Business Combinations - Schedule of Components of Identifiable Intangible Assets Acquired and Estimated Useful Lives (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2017	May 31, 2017	Sep. 30, 2016	Apr. 30, 2019	Apr. 30, 2018
Developed Technology
Business Acquisition [Line Items]
Weighted Average Remaining Useful Life (in years)				2 years 6 months	3 years 4 months 24 days
Customer Relationships
Business Acquisition [Line Items]
Weighted Average Remaining Useful Life (in years)				2 years 2 months 12 days	2 years 10 months 24 days
Trade Names
Business Acquisition [Line Items]
Weighted Average Remaining Useful Life (in years)				2 years 2 months 12 days	3 years
Swiftype Inc
Business Acquisition [Line Items]
Fair Value	$ 5,647
Weighted Average Remaining Useful Life (in years)	4 years
Swiftype Inc | Developed Technology
Business Acquisition [Line Items]
Fair Value	$ 5,392
Weighted Average Remaining Useful Life (in years)	4 years
Swiftype Inc | Customer Relationships
Business Acquisition [Line Items]
Fair Value	$ 158
Weighted Average Remaining Useful Life (in years)	4 years
Swiftype Inc | Trade Names
Business Acquisition [Line Items]
Fair Value	$ 97
Weighted Average Remaining Useful Life (in years)	4 years
Opbeat | Developed Technology
Business Acquisition [Line Items]
Fair Value		$ 1,846
Weighted Average Remaining Useful Life (in years)		4 years
Prelert
Business Acquisition [Line Items]
Fair Value			$ 2,137
Prelert | Developed Technology
Business Acquisition [Line Items]
Fair Value			$ 411
Weighted Average Remaining Useful Life (in years)			5 years
Prelert | Customer Relationships
Business Acquisition [Line Items]
Fair Value			$ 93
Weighted Average Remaining Useful Life (in years)			4 years
Prelert | Trade Names
Business Acquisition [Line Items]
Fair Value			$ 108
Weighted Average Remaining Useful Life (in years)			4 years
Prelert | IPR&D
Business Acquisition [Line Items]
Fair Value			$ 1,525